Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurements [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis

		Fair Value Measurements
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2019:
Liabilities:
Secured contingent payment obligation	$26,651	$-	$-	$26,651

December 31, 2018:
Liabilities:
Secured contingent payment obligation	25,557	-	-	25,557